Loans payable (Tables)	12 Months Ended
Dec. 31, 2023
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Shareholder loans	December 31, 2023	December 31, 2022
Principal opening balance	$460,496	$126,780
Net Addition	50,000	325,056
Unrealized foreign exchange	(10,865)	8,660
Principal ending balance	499,631	$460,496

Director loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Director loans	December 31, 2023	December 31, 2022
Principal opening balance	$257,742	$343,796
Repayment	-	(104,248)
Unrealized foreign exchange	(6,051)	18,194
Principal ending balance	$251,691	$257,742

Executive loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Executive loans	December 31, 2023	December 31, 2022
Principal opening balance	$-	$87,186
Addition loan	60,626	-
Net repayments	(60,626)	(119,281)
Unrealized foreign exchange	-	32,095
Principal ending balance	$-	$-

Promissory note [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Promissory note	December 31, 2023	December 31, 2022
Principal opening balance	$-	$90,000
Additions	30,000
Settled by shares	-	(90,000)
Principal ending balance	$30,000	$-